UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Elkhorn Partners Limited Partnership
Address:    2222 Skyline Drive
           Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature, Place, and Date of Signing:

     /s/ Alan S. Parsow            Elkhorn, Nebraska         May 15, 2007
----------------------------    ------------------------  ---------------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:  $101,116
                                        (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE

-------------------------- ---------------- ---------- ---------- --------- ----- ------ --------- -------------- -----------------
                                                         Value     Shares/   SH/   Put/   Invstmt  Other Managers  Voting Authority
   Name of Issuer           Title of Class     CUSIP    (x$1000)   PRN Amt   PRN   Call   Dscretn
-------------------------- ---------------- ---------- ---------- --------- ----- ------ --------- -------------- -----------------
                                                                                                                  Sole  Shared None
-------------------------- ---------------- ---------- ---------- --------- ----- ------ --------- -------------- ---- ------- ----
Amarin Corp PLC                  ADR        023111107     81      35,000    SH             SOLE                 35,000
American Express Co.             COM        025816109    479       8,500    SH             SOLE                  8,500
Annaly Cap Mgmt Inc.             COM        035710409    302      19,500    SH             SOLE                 19,500
AVI Biopharma Inc.               COM        002346104    268     100,000    SH             SOLE                100,000
Beijing Med Pharm Corp.          COM        077255107    731      98,000    SH             SOLE                 98,000
Berkshire Hathaway Inc. Del      CL A       084670108  5,776          53    SH             SOLE                     53
Berkshire Hathaway Inc. Del      CL B       084670207  9,391       2,580    SH             SOLE                  2,580
Bioveris Corp                    COM        090676107    494      37,188    SH             SOLE                 37,188
Bristol Myers Squibb Co.         COM        110122108  1,083      39,000    SH             SOLE                 39,000
Cae Inc.                         COM        124765108    376      33,400    SH             SOLE                 33,400
Canwest Global Communication  SHS NON VTG   138906300    969     101,500    SH             SOLE                101,500
Capstead Mtg Corp.             PFD B CV     14067E308    180      14,000    SH             SOLE                 14,000
CBS Corp. New                    CL B       124857202    872      28,500    SH             SOLE                 28,500
Chesapeake Energy Corp.          COM        165167107    380      12,300    SH             SOLE                 12,300
Citigroup Inc.                   COM        172967101    334       6,500    SH             SOLE                  6,500
Coca Cola Co.                    COM        191216100    398       8,300    SH             SOLE                  8,300
Columbia Labs Inc.               COM        197779101     47      35,000    SH             SOLE                 35,000
Comarco Inc.                     COM        200080109  6,091     669,370    SH             SOLE                669,370
Comcast Corp. New              CL A SPL     20030N200  4,148     162,850    SH             SOLE                162,850
ConocoPhillips                   COM        20825C104    273       4,000    SH             SOLE                  4,000
Delcath Sys Inc.                 COM        24661P104    196      45,480    SH             SOLE                 45,480
Dow Chem Co.                     COM        260543103    436       9,500    SH             SOLE                  9,500
Enerplus Res FD                UNIT TR      29274D604    802      19,000    SH             SOLE                 19,000
                               G NEW
Fairfax Fnl Hldgs Ltd          SUB VTG      303901102  4,289      19,100    SH             SOLE                 19,100
Friedman Billings Ramsey Gro     CL A       358434108    552     100,000    SH             SOLE                100,000
Fuel Tech Inc                     COM       359523107    513      20,800    SH             SOLE                 20,800

--------------------------  --------------  ---------- --------- ---------- ----- ------ ------- ---------------- -----------------
                                                         Value    Shares/    SH/   Put/  Invstmt  Other Managers   Voting Authority
   Name of Issuer           Title of Class     CUSIP    (x$1000)   PRN Amt   PRN   Call  Dscretn
--------------------------  --------------  ---------- --------- ---------- ----- ------ -------- --------------- -----------------

                                                                                                                  Sole  Shared None
--------------------------  --------------  ---------- --------- ---------- ----- ------ -------- --------------- ---- ------- ----
General Electric Co              COM        369604103     622     17,600      SH           SOLE                 17,600
Grey Wolf Inc                    COM        397888108     559     83,500      SH           SOLE                 83,500
Healthcare Rlty TR               COM        421946104     325      8,700      SH           SOLE                  8,700
Hollywood Media Corp             COM        436233100   1,286    292,902      SH           SOLE                292,902
Home Depot Inc                   COM        437076102     257      7,000      SH           SOLE                  7,000
IDT Corp                         CL B       448947309     204     18,000      SH           SOLE                 18,000
Innodata Isogen Inc            COM NEW      457642205     577    200,328      SH           SOLE                200,328
Intel Corp                       COM        458140100     191     10,000      SH           SOLE                 10,000
Intl Coal Grp Inc                COM        45928H106      58     11,000      SH           SOLE                 11,000
International Business Mach      COM        459200101   7,560     80,200      SH           SOLE                 80,200
Ishares Inc                    MSCI JPN     464286848     146     10,000      SH           SOLE                 10,000
Johnson & Johnson                COM        478160104     362      6,000      SH           SOLE                  6,000
KKR Finl Corp                    COM        482476306   1,182     43,100      SH           SOLE                 43,100
K Sea Transn Partners LP         COM        48268Y101   1,267     31,600      SH           SOLE                 31,600
LaBranche & Co Inc               COM        505447102     122     15,000      SH           SOLE                 15,000
Level 3 Communications Inc       COM        52729N100     229     37,500      SH           SOLE                 37,500
Magna Entmt Corp                 CL A       559211107      73     20,100      SH           SOLE                 20,100
Marsh & McLennan COS Inc         COM        571748102     483     16,500      SH           SOLE                 16,500
Martha Stewart Living Omnime     CL A       573083102     510     30,000      SH           SOLE                 30,000
MDC Partners Inc              CL A SUB VTG  552697104     461     59,700      SH           SOLE                 59,700
Montpelier Re Holdings Ltd       SHS        G62185106     277     16,000      SH           SOLE                 16,000
New Brunswick Scientific Inc     COM        642876106     379     46,936      SH           SOLE                 46,936
New York Cmnty Bancorp Inc       COM        649445103   1,064     60,500      SH           SOLE                 60,500
NGas Resources Inc               COM        62912T103     740     08,900      SH           SOLE                108,900
NIC Inc                          COM        62914B100     135     25,190      SH           SOLE                 25,190



-------------------------- -------------- ---------- --------- ----------- ------ ------ ---------- -------------- ----------------
                                                       Value     Shares/    SH/    Put/   Invstmt   Other Managers Voting Authority
  Name of Issuer           Title of Class   CUSIP     (x$1000)   PRN Amt   PRN    Call   Dscretn
-------------------------- -------------- ---------- --------- ----------- ------ ------ ---------- -------------- ----------------
                                                                                                                   Sole Shared None
-------------------------- -------------- ---------- --------- ----------- ------ ------ ---------- -------------- ---- ------ ----
Orbit Intl Corp                COM NEW    685559304    3,275     423,064    SH             SOLE                  423,064
Orthologic Corp                  COM      68750J107       57      36,693    SH             SOLE                   36,693
Osteotech Inc                    COM      688582105      348      45,500    SH             SOLE                   45,500
Penn Treaty Amern Corp         COM NEW    707874400   11,035   1,824,000    SH             SOLE                1,824,000
Penn West Energy TR            TR UNIT    707885109      676      23,000    SH             SOLE                   23,000
Pfizer Inc                       COM      717081103      227       9,000    SH             SOLE                    9,000
Playboy Enterprises Inc          CL A     728117201    1,724     171,500    SH             SOLE                  171,500
Playboy Enterprises Inc          CL B     728117300      791      76,900    SH             SOLE                   76,900
Possis Medical Inc               COM      737407106    1,732     133,100    SH             SOLE                  133,100
Pro Pharmaceuticals Inc          COM      74267T109      103     139,300    SH             SOLE                  139,300
Proxymed Inc                   COM NEW    744290305       81      27,992    SH             SOLE                   27,992
Reading International Inc        CL A     755408101      167      19,600    SH             SOLE                   19,600
Rewards Network Inc              COM      761557107    5,426   1,023,802    SH             SOLE                1,023,802
SMF Energy Corp                  COM      78453M109       98      65,000    SH             SOLE                   65,000
Spacehab Inc                     COM      846243103       66     112,700    SH             SOLE                  112,700
Student Loan Corp                COM      863902102      837       4,500    SH             SOLE                    4,500
Taylor Devices Inc               COM      877163105       55      11,175    SH             SOLE                   11,175
Time Warner Inc                  COM      887317105      552      28,000    SH             SOLE                   28,000
Transgenomic Inc                 COM      89365K206       25      35,000    SH             SOLE                   35,000
USG Corp                       COM NEW    903293405    1,961      42,000    SH             SOLE                   42,000
Vendingdata Corp               COM NEW    92261Q202      176      66,600    SH             SOLE                   66,600
Viacom Inc New                   CL B     92553P201    4,255     103,500    SH             SOLE                  103,500
Webzen Inc                     SPON ADR   94846M102      108      26,000    SH             SOLE                   26,000
Werner Enterprises Inc           COM      950755108      781      43,000    SH             SOLE                   43,000
Weyerhaeuser Co                  COM      962166104    1,345      18,000    SH             SOLE                   18,000
White Mtns Ins Group Ltd         COM      G9618E107    6,685      11,800    SH             SOLE                   11,800